                         CENTURY SMALL CAP SELECT FUND

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2000

                               [graphic omitted]

Dear Fellow Shareholder:

We want to take this opportunity to welcome you as early investors into the Century Small Cap Select Fund! We are delighted to report that your fund has been successful in recording strong initial performance from its inception on December 9, 1999 through April 30, 2000.

--------------------------------------------------------------------------------
CENTURY SMALL CAP SELECT FUND
Performance (inception through April 30, 2000)

                                Century Small Cap           Russell
                                   Select Fund            2000 Index
                                   -----------            ----------
Institutional Class                   11.5%*                  9.4%
(12/9/99 Inception)

Investor Class                         9.2%*                (8.5%)
(2/24/00 Inception)
--------------------------------------------------------------------------------

Despite the recent turmoil in financial markets and concerns over rising interest rates, the fund's portfolio was able to deliver strong absolute and relative performance against its benchmarks (see table above.) The Fund's Institutional Class produced an 11.5% return from its 12/9/99 inception through 4/30/00 versus 9.4% for the Russell 2000 Index. Meanwhile, the Fund's Investor Class opened on 2/24/00 and delivered a 9.2% return through 4/30/00 versus a decline of (8.5%) for the Russell 2000 Index during that period. The portfolio was able to avoid the wide swings in performance and volatility of the Russell 2000 Index during February, March and April.

We attribute this short-term performance to the Fund's focus on smaller companies with higher earnings quality and visibility than some of the widely-known "momentum" stocks that have captivated investors recently. The Funds year-to-date performance through the writing of this letter, has continued upward in both its absolute and relative returns.

GROWTH INVESTORS IN VALUE INDUSTRIES
From a research and valuation standpoint, we adhere to Century's longheld strategy of investing in innovative leaders with sustainable competitive advantages. We aim to buy positions at attractive discounts to their inherent franchise value and/or growth opportunities. We believe our fundamental "due diligence" research and industry knowledge are well-suited to uncovering valuation inefficiencies among smaller capitalization companies in the equity market.

PORTFOLIO REVIEW
The Fund's goal is long-term capital appreciation. We seek companies whose stock prices do not adequately reflect our expectations for a company's growth or its underlying value. The portfolio is concentrated in "risk management" businesses
- financial services, health care and related services and technology companies. We believe these industry segments are not well understood by investors and are changing rapidly as they grow in importance.

We believe this risk management supersector may benefit disproportionally from the dramatic changes we are seeing in today's global commerce, technology and demographic shifts. We feel current valuations are also very attractive relative to 1) the overall equity markets and 2) their historical price-to-earnings, cash flow and book value levels. Please feel free to contact us at our website (www.centuryfunds.com) or by phone at 1-800-321-1928.

         Sincerely,

         Lanny Thorndike
         Portfolio Manager and
         Investment Committee Member

June 20, 2000

* The Fund's investment adviser has voluntarily committed to waive a portion of its management fee for both classes and to reimburse certain other expenses to the extent necessary that net total fund annual operating expenses will not exceed 1.80% for the Investor class and 1.45% for the Institutional class through at least February 1, 2001. The returns shown would have been lower absent this waiver and reimbursement.

                         CENTURY SMALL CAP SELECT FUND
                                TOP TEN HOLDINGS
                              AS OF APRIL 30, 2000

                                                                                              % OF FUND
FISERV INC.                   A financial processing and technology outsourcing provider.        5.7%
SEI INVESTMENTS CO.           An asset manager as well as technology provider to banks           5.4%
                              and trust companies.
NCO GROUP INC.                A provider of accounts receivable management and collection        5.1%
                              services utilizing technology solutions.
ALLIED CAPITAL CORP.          A closed-end management investment company that provides           5.1%
                              specialized financing to small and medium sized companies.
BISYS GROUP INC.              A provider of outsourcing solutions to and through financial       4.7%
                              organizations.
PROBUSINESS SERVICES INC.     A provider of outsourced payroll processing, payroll tax filing    4.6%
                              and benefits administration services.
CONCORD EFS INC.              A supplier of infrastructure for e-commerce and electronic         4.5%
                              payment/verification that also processes credit and debit
                              transactions from retailers to truck drivers.
FLEETBOSTON FINANCIAL CORP.   A diversified financial services company that has bank branches    4.4%
                              throughout the Northeast and also owns Robertson Stephens and
                              Quick and Reilly.
NEUBERGER BERMAN INC.         An independent investment adviser that also provides               4.1%
                              institutional and wealthy clients with investment strategies and products.
WILMINGTON TRUST CORP.        A bank and thrift holding company that is  engaged in commercial   3.9%
                              banking, savings, trust, and investment management.
TOP TEN AS A % OF TOTAL                                                                         47.5%

PORTFOLIO OF INVESTMENTS - APRIL 30, 2000
  (Unaudited)

COMMON STOCKS:
Shares   HEALTHCARE - 13.0%                                             Value
------   ------------------                                        ----------
4,500    Alterra Healthcare Corp.                                  $   14,625
1,000    First Health Group Corp.                                      30,438
4,000    Health Management Associates, Inc.                            63,750
1,000    Healtheon/WebMD Corp.                                         21,062
2,000    IMS Health Inc.                                               34,125
1,000    Shared Medical Systems Corp.                                  41,437
1,000    Universal Health Services, Inc.                               54,750
                                                                   ----------
                                                                      260,187
                                                                   ----------
         OUTSOURCING/TECHNOLOGY - 29.7%
         ------------------------------
  500    Affiliated Computer Services, Inc.                            16,562
1,500    BISYS Group, Inc.                                             93,844
1,000    Ceridian Corp.                                                21,688
  500    Checkfree Holdings Corp.                                      25,406
1,000    ChoicePoint, Inc.                                             38,000
3,300    Core, Inc.                                                    18,666
2,500    Fiserv, Inc.                                                 114,843
3,000    Gartner Group, Inc.                                           32,438
3,000    NCO Group, Inc.                                              103,124
  500    Pre-Paid Legal Services, Inc.                                 16,000
3,500    ProBusiness Services, Inc.                                    92,313
  400    Transaction Systems Architects, Inc.                           6,525
1,000    US Interactive, Inc.                                          16,625
                                                                   ----------
                                                                      596,034
                                                                   ----------
         FINANCIAL SERVICES - 35.3%
5,500    Allied Capital Corp.                                         102,781
6,000    Banknorth Group, Inc.                                         78,375
2,000    Brookline Bancorp, Inc.                                       18,875
4,000    Concord EFS, Inc.                                             89,500
2,500    FleetBoston Financial Corp.                                   88,594
  800    Intuit, Inc.                                                  28,750
2,500    Neuberger Berman, Inc.                                        82,188
  900    SEI Investments Co.                                          107,437
2,000    UnumProvident Corp.                                           34,000
1,700    Wilmington Trust Corp.                                        78,413
                                                                   ----------
                                                                      708,913
                                                                   ----------
         BROKER/OTHER - 3.6%
1,000    Gallagher (Arthur J.) & Co.                                   37,250
3,000    HCC Insurance Holdings, Inc.                                  35,250
                                                                   ----------
                                                                       72,500
                                                                   ----------
TOTAL INVESTMENTS IN COMMON STOCKS - 81.6%
(Identified cost, $1,473,219)                                       1,637,634
                                                                   ----------
CASH EQUIVALENTS: 18.4%
369,000  State Street Bank and Trust Eurodollar Time Deposit,
         at cost approximating value, maturity 5/1/00                 369,000
                                                                   ----------
TOTAL INVESTMENTS - 100% (Identified cost, $1,842,219)             $2,006,634
                                                                   ==========

                       See Notes to Financial Statements.

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES-APRIL 30, 2000
(Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A)(Identified cost, $1,842,219)        $2,006,634
Dividends and interest receivable                                        2,452
Adviser reimbursement receivable                                        17,457
                                                                    ----------
      Total Assets                                                   2,026,543
                                                                    ----------

LIABILITIES:
Payable for investments purchased                                       19,405
Accrued investment adviser fee (Note 5)                                  3,541
Accrued expenses and other liabilities                                   5,259
                                                                    ----------
      Total Liabilities                                                 28,205
                                                                    ----------
NET ASSETS  (Note 3)                                                $1,998,338
                                                                    ==========
Net Assets consists of
      Investor Class                                                $  408,080
      Institutional Class                                            1,590,258
                                                                    ----------
Total Net Assets                                                    $1,998,338
                                                                    ==========
 Shares Outstanding
      Investor Class                                                    37,366
      Institutional Class                                              142,681
NET ASSET VALUE PER SHARE
Investor Class                                                          $10.92
Institutional Class                                                     $11.15


STATEMENT OF OPERATIONS - PERIOD ENDED APRIL 30, 2000 (a)
(Unaudited)
--------------------------------------------------------------------------------
 INVESTMENT INCOME:
      Dividends                                                     $    4,685
      Interest                                                           5,099
                                                                    ----------
      Total income                                                       9,784

EXPENSES:
      Management advisory fee (Note 5)               $    3,541
      Non-interested trustees' remuneration               1,249
      Transfer agent                                      8,286
      Custodian                                          10,330
      Insurance                                           2,787
      Professional fees                                   8,125
      Registration                                       31,978
      12b-1 fee                                             109
      Printing and other                                  3,664
                                                     ----------

      Total expenses                                                    70,069
      Less:  Adviser reimbursement                                     (64,512)
                                                                    ----------
      Net expenses                                                       5,557
                                                                    ----------
             Net investment income                                       4,227
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized (loss) from investment transactions                        (9,274)
      Increase in unrealized appreciation on investments               164,415
                                                                    ----------
        Net realized and unrealized gain on investments                155,141
                                                                    ----------
Net increase in net assets resulting from operations                $  159,368
                                                                    ==========

(a) For the period from December 9, 1999 (commencement of Fund) to
    April 30, 2000

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                                              Period
                                                                                              Ended
                                                                                         April 30, 2000 (a)
                                                                                         ------------------
INCREASE IN NET ASSETS:
 Operations:
      Net investment income                                                                  $    4,227
      Net realized (loss) on investment transaction                                              (9,274)
      Increase in net unrealized appreciation of investment                                     164,415
                                                                                             ----------
      Net increase in net assets resulting from operations                                      159,368

Fund share transactions - net (Note 2)                                                        1,838,970
                                                                                             ----------
      Total increase                                                                          1,998,338
NET ASSETS:
      At beginning of period                                                                         --
      At end of period (including undistributed net investment income of $4,227)             $1,998,338
                                                                                             ==========

 (a) For the period from December 9, 1999 (commencement of Fund) to April 30, 2000

FINANCIAL HIGHLIGHTS
(Unaudited)
-------------------------------------------------------------------------------------------------
                                                                          Period Ended
                                                                         April, 30 2000
                                                                         --------------

                                                             INSTITUTIONAL               INVESTOR
                                                               CLASS (A)                CLASS (b)
                                                             -------------              ---------
NET ASSET VALUE, beginning of period                          $   10.00                 $   10.00
                                                              ---------                 ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.03                      0.01
   Net realized and unrealized gain on investments                 1.12                      0.91
                                                              ---------                 ---------
   Total income from investment operations                         1.15                      0.92
                                                              ---------                 ---------
LESS DISTRIBUTIONS FROM:
   Net investment income                                           --                        --
   Net realized gain on investment transactions                    --                        --
                                                              ---------                 ---------
      Total distribution                                           --                        --
                                                              ---------                 ---------
NET ASSET VALUE, end of period                                $   11.15                 $   10.92
                                                              =========                 =========

TOTAL RETURN                                                       11.5%                      9.2%
   RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000 omitted)                    $   1,590                 $     408
   Ratio of expenses to average net assets                         1.43%*                    1.75%*
   Ratio of expenses to average net assets without giving
   effect to voluntary expense agreement                          18.14%*                   20.97%*
Ratio of net investment income to average net assets               1.19%*                    0.55%*
PORTFOLIO TURNOVER RATE                                               2%                        2%

(a) For the period from December 9, 1999 (commencement of Institutional class) to April 30, 2000
(b) For the period from February 24, 2000 (commencement of Investor class) to April 30, 2000
  * Annualized

                       See Notes to Financial Statements.

Notes To the Financial Statements
(Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES - Century Capital Management Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Century Small Cap Select Fund (the "Fund") is a series of the Trust which issues shares in two classes: an Institutional class and an Investor class. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuations - Securities listed on national securities exchanges are valued at closing prices. Unlisted securities or listed securities for which closing prices are not available are valued at the latest bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value.

B. Federal Taxes - It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

C. Other - Investment security transactions are accounted for on the date the securities are purchased or sold. Gain or loss on sales is determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Shares issuable to shareholders electing to receive income dividends and capital gain distributions in shares are recorded on the ex-dividend date.

D. Use of Estimates - The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from those estimates.


(2) FUND SHARES - The number of authorized shares is unlimited. Shares of the Fund are currently divided into an Investor class and an Institutional class. Transactions in Fund shares were as follows:

                                            Period Ended
                                           April 30, 2000

                              Institutional                 Investor
                                  Class                       Class
                            Shares        Amount       Shares       Amount
                            ------        ------       ------       ------
Sold                        142,681    $1,455,100      37,366    $  383,870


(3)   SOURCES OF NET ASSETS - At April 30, 2000,
      net assets consisted of:
      Capital Paid-in                                            $1,838,970
      Undistributed net investment income                             4,227
      Net realized loss and unrealized appreciation
        on investments                                              155,141
                                                                 ----------
          Net assets applicable to outstanding capital stock     $1,998,338
                                                                 ==========

(4) INVESTMENT SECURITY TRANSACTIONS - Other than U.S. Government obligations and certificates of deposit, purchases and sales of investment securities aggregated $1,499,159 and $16,665 respectively, during the period ended April 30, 2000. At April 30, 2000, the cost of investments for federal tax purposes was $1,842,219. Net unrealized appreciation for all securities at that date was $164,415. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $243,747 and aggregate gross unrealized depreciation for all securities in which there was an excess tax cost over market value of $79,332.

(5) INVESTMENT ADVISER FEE - The investment adviser fee is earned by Century Capital Management, Inc. ("CCM"), as compensation for providing investment advisory, management and administrative services to the Fund. CCM receives a monthly fee equal on an annualized basis to 0.95% of the Fund's net asset value. For the period ended April 30, 2000, the fee amounted to $3,541. Officers and Trustees of the Fund who are employed by CCM receive remuneration for their services out of such investment adviser fee.

(6) ADVISER REIMBURSEMENT - CCM has voluntarily waived a portion of its management fee for both classes and to reimburse certain other expenses to the extent necessary so that net total fund annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed certain expense limitations through at least February 1, 2001. The expense limitations for the Investor and Institutional class are 1.80% and 1.45%, respectively. During the period ended April 30, 2000, the adviser reimbursement amounted to $64,512.

(7) DISTRIBUTION AND SERVICE PLAN - The Fund has adopted a distribution and service plan for the Investor class under Rule 12b-1 of the 1940 Act. Distribution plans permit a Fund to pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of shares. The Investor Class currently pays a distribution and service fee equal to 0.25% of the average daily net assets of the class. During the period ended April 30, 2000, $109 was accrued under the distribution and service plan. The plan may be terminated at any time by the vote of a majority of the independent Trustees or by the vote of the holders of a "majority" of the outstanding shares of the Investor class.

TRUSTEES
Allan W. Fulkerson, Chairman
William O. Bailey
John E. Beard
William W. Dyer, Jr.
Ernest E. Monrad
Michael J. Poulos
Jerry S. Rosenbloom
Alexander L. Thorndike

INVESTMENT ADVISER
Century Capital Management, Inc.

TELEPHONE
617-482-3060
800-321-1928
800-303-1928 (Shareholder Hotline)

WEBSITE
www.centuryfunds.com

PERFORMANCE INFORMATION
(Inception through April 30, 2000)
Institutional Class         11.5%*
(12/9/99 Inception)

Investor Class               9.2%*
(2/24/00 Inception)


* These data represent past performance. The investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their orignal cost. Please see inside for futher information on performance.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.